COMMITMENTS - Schedule of Future Royalty Lease Payments FROG Consulting (Details) (FROGConsultingLLCMember, USD $)	Dec. 31, 2012
FROGConsultingLLCMember
Due Date of Advance Minimum Royalty Payment
2nd Anniversary (May 24, 2013 - see note below)	$ 50,000
3rd Anniversary (May 24, 2014)	45,000
4th Anniversary (May 24, 2015)	$ 80,000
5th Anniversary and annually thereafter during the term of the lease (May 24, 2016 to May 24, 2021)	The greater of $100,000 or the U.S. dollar equivalent of 90 ounces of gold